Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Trading Symbol	CNHI
Entity Registrant Name	CNH Industrial N.V.
Entity Central Index Key	0001567094
Current Fiscal Year End Date	--12-31